Investment Objectives and Goals - FT Vest Growth Strength & Target Income ETF	Jun. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Growth Strength & Target Income ETF (FGSI)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The FT Vest Growth Strength & Target Income ETF (the "Fund") seeks to provide investors with current income with a secondary objective of providing capital appreciation.